Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 05, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2012